Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2019
Other Accounts Receivable and Prepaid Expenses [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

NOTE 3:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2019	2018
	USD

Government authorities	$14	$41
Asset related to Univo transaction (see Note 5)	637	-
Prepaid expenses and others	$3,732	$3,974

	$4,383	$4,015